Investments - Summary of Equity Method Investments Included in Other Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Investments [Line Items]
Equity investments	$ 11,017	$ 9,729
Share of income (loss) for the year	$ 5,018	2,083	$ 2,592
PreAnalytiX GmbH
Schedule of Investments [Line Items]
Ownership percentage	50.00%
Equity investments	$ 4,761	5,452
Share of income (loss) for the year	$ 3,070	3,971	4,062
Suzhou Fuda Business Management and Consulting Partnership
Schedule of Investments [Line Items]
Ownership percentage	33.67%
Equity investments	$ 3,301	3,100
Share of income (loss) for the year	$ 0	0	0
Apis Assay Technologies Ltd
Schedule of Investments [Line Items]
Ownership percentage	19.00%
Equity investments	$ 1,940	719
Share of income (loss) for the year	$ 1,221	(51)	0
TVM Life Science Ventures III
Schedule of Investments [Line Items]
Ownership percentage	3.10%
Equity investments	$ 1,545	1,219
Share of income (loss) for the year	$ 630	(330)	0
Hombrechtikon Systems Engineering AG
Schedule of Investments [Line Items]
Ownership percentage	19.00%
Equity investments	$ (530)	(761)
Share of income (loss) for the year	$ 97	(1,124)	(668)
MAQGEN Biotechnology Co., Ltd
Schedule of Investments [Line Items]
Ownership percentage	40.00%
Equity investments	$ 0	0
Share of income (loss) for the year	$ 0	(383)	(579)
Biotype Innovation GmbH
Schedule of Investments [Line Items]
Ownership percentage	0.00%
Equity investments	$ 0	0
Share of income (loss) for the year	$ 0	0	(123)
Pyrobett
Schedule of Investments [Line Items]
Ownership percentage	0.00%
Equity investments	$ 0	0
Share of income (loss) for the year	$ 0	$ 0	$ (100)